Finance costs and fair value change in derivative instruments (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Summary of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments

	For the year ended March 31,
	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Interest expense#	43,066	42,051	49,601	581
Bank charges	869	745	984	12
Option premium amortisation	2,510	1,900	601	7
Loss on fair value changes on derivative instruments*	1,799	1,493	220	3
Loss on account of modification of contractual cash flows (refer Note (i) below)	1,277	19	—	—
Unwinding of discount on provisions	953	977	773	9
Unamortised ancillary borrowing cost written off	492	321	173	2
Total	50,966	47,506	52,352	613

#Includes interest on lease liabilities of INR 615 (March 31, 2024: INR 690; March 31, 2023: INR 416).

*Includes cumulative losses that were reported in equity and have been transferred to statement of profit or loss in respect of forecasted transaction that are no longer expected to occur.